Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2020 USD ($) $ / £	Jun. 30, 2020 USD ($) $ / £	Dec. 31, 2019 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.3655	1.2374	1.3200
US dollar
Financial risk management activities
Net debt	$ 647,566	$ 646,975	$ 591,108
Hedged future USD revenues	(63,720)	(177,524)	(199,137)
Unhedged USD borrowings	583,846	469,451	391,971
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash | US dollar
Financial risk management activities
Net debt	$ (2,434)	$ (3,025)	$ (58,892)